Intangible Assets - Schedule of Finite-Lived Intangible Assets Useful Life (Details)	12 Months Ended
Sep. 24, 2022
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years